AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2026
	Shares	Value
Common Stocks - 97.2%
Communication Services - 2.2%
IMAX Corp. (Canada)*,1	115,065	$4,373,621
Consumer Discretionary - 7.1%
Boot Barn Holdings, Inc.*	11,722	1,715,632
LCI Industries	15,421	1,896,474
Patrick Industries, Inc.	20,281	2,252,611
Travel + Leisure Co.	29,325	2,028,997
Tri Pointe Homes, Inc.*	106,210	4,963,193
Wolverine World Wide, Inc.	94,860	1,548,115

Total Consumer Discretionary		14,405,022
Consumer Staples - 3.1%
Central Garden & Pet Co.*	68,953	2,535,402
United Natural Foods, Inc.*	82,330	3,709,790

Total Consumer Staples		6,245,192
Energy - 8.7%
California Resources Corp.	26,489	1,833,569
Chord Energy Corp.	15,647	2,224,691
Magnolia Oil & Gas Corp., Class A	91,802	2,898,189
Matador Resources Co.	39,235	2,478,867
Permian Resources Corp., Class A	101,866	2,171,783
Solaris Energy Infrastructure, Inc.	107,191	6,057,363

Total Energy		17,664,462
Financials - 23.1%
Ameris Bancorp	54,407	4,243,202
Atlantic Union Bankshares Corp.	79,086	2,826,534
Bowhead Specialty Holdings, Inc.*	81,423	1,826,318
Cathay General Bancorp	51,031	2,544,406
City Holding Co.	22,673	2,709,877
Columbia Banking System, Inc.	74,425	2,041,478
Enterprise Financial Services Corp.	35,035	1,895,744
Federal Agricultural Mortgage Corp., Class C	20,882	3,097,845
First Financial Bancorp	82,755	2,307,209
Glacier Bancorp, Inc.[1]	37,876	1,691,921
Hancock Whitney Corp.	35,723	2,271,625
Horace Mann Educators Corp.	38,478	1,642,241
International Bancshares Corp.	50,902	3,425,196
OceanFirst Financial Corp.	87,212	1,573,304
Piper Sandler Cos.	36,256	2,775,397
PJT Partners, Inc., Class A	15,627	2,183,404
Seacoast Banking Corp. of Florida	53,920	1,633,237
Skyward Specialty Insurance Group, Inc.*	41,621	1,818,005
Stifel Financial Corp.	19,312	1,427,543
	Shares	Value

UMB Financial Corp.	24,242	$2,734,255

Total Financials		46,668,741
Health Care - 12.3%
Acadia Healthcare Co., Inc.*,1	87,489	2,046,368
Agios Pharmaceuticals, Inc.*	73,105	2,473,142
AtriCure, Inc.*	69,176	1,973,591
Cytokinetics, Inc.*	39,069	2,575,038
Integer Holdings Corp.*	31,406	2,763,728
Ligand Pharmaceuticals, Inc.*	25,904	5,171,734
NeoGenomics, Inc.*	250,659	1,859,890
OmniAb, Inc.*,2,3	10,502	0
OmniAb, Inc.*,2,3	10,502	0
Supernus Pharmaceuticals, Inc.*	88,579	4,578,648
Ultragenyx Pharmaceutical, Inc.*	68,191	1,428,601

Total Health Care		24,870,740
Industrials - 15.8%
Arcosa, Inc.	28,536	3,028,811
Ducommun, Inc.*	31,772	3,876,184
Enerpac Tool Group Corp.	55,536	2,025,398
Everus Construction Group, Inc.*	17,404	2,054,716
Gates Industrial Corp. PLC*	140,072	3,167,028
Hillman Solutions Corp.*	376,232	3,130,250
Interface, Inc.	104,765	2,610,744
Powell Industries, Inc.[1]	8,895	4,812,907
Primoris Services Corp.[1]	15,977	2,285,350
Thermon Group Holdings, Inc.*	95,927	4,834,721

Total Industrials		31,826,109
Information Technology - 7.4%
Digi International, Inc.*,1	46,636	2,247,855
Synaptics, Inc.*,1	29,079	2,036,693
TTM Technologies, Inc.*	48,758	4,750,004
Viavi Solutions, Inc.*	174,898	5,820,606

Total Information Technology		14,855,158
Materials - 4.6%
Constellium SE (France)*	225,835	5,551,024
Silgan Holdings, Inc.	51,918	2,014,419
Worthington Steel, Inc.[1]	54,892	1,665,972

Total Materials		9,231,415
Real Estate - 7.9%
Acadia Realty Trust, REIT	101,108	1,933,185
Compass, Inc., Class A*	309,209	2,260,318
Independence Realty Trust, Inc., REIT [1]	196,885	2,931,617
LXP Industrial Trust, REIT	40,199	1,859,606

AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Real Estate - 7.9% (continued)
NETSTREIT Corp., REIT [1]	161,928	$3,049,104
Piedmont Realty Trust, Inc., REIT *	264,968	1,740,840
STAG Industrial, Inc., REIT	57,712	2,081,095

Total Real Estate		15,855,765
Utilities - 5.0%
IDACORP, Inc.	22,786	3,257,714
MDU Resources Group, Inc.[1]	124,465	2,578,915
Northwestern Energy Group, Inc.	32,236	2,125,642
Southwest Gas Holdings, Inc.	24,786	2,153,903

Total Utilities		10,116,174

Total Common Stocks (Cost $139,555,939)		196,112,399

Principal Amount
Short-Term Investments - 3.8%
Joint Repurchase Agreements - 1.0%[4]
Citadel Securities LLC, dated 03/31/26, due 04/01/26, 3.730% total to be received $1,804,187 (collateralized by various U.S. Treasuries, 0.000% - 5.375%, 04/15/26 - 02/15/56, totaling $1,840,271)	$1,804,000	1,804,000
	Principal Amount	Value

National Bank Financial, Inc., dated 03/31/26, due 04/01/26, 3.710% total to be received $116,569 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 04/01/26, totaling $118,888)	$116,557	$116,557

Total Joint Repurchase Agreements		1,920,557
Repurchase Agreements - 2.8%
Fixed Income Clearing Corp., dated 03/31/26, due 04/01/26, 3.350% total to be received $5,710,531 (collateralized by a U.S. Treasury Note, 1.375%, 11/15/31, totaling $5,824,210)	5,710,000	5,710,000

Total Short-Term Investments (Cost $7,630,557)		7,630,557
Total Investments - 101.0% (Cost $147,186,496)		203,742,956
Other Assets, less Liabilities - (1.0)%		(2,066,570)
Net Assets - 100.0%		$201,676,386

*	Non-income producing security.
[1]	Some of these securities, amounting to $21,914,696 or 10.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security's value was determined by using significant unobservable inputs.
[3]	These securities are restricted and are not available for re-sale. Ligand Pharmaceuticals, Inc. (“Ligand”) completed a spin-off of OmniAb, Inc on November 2, 2022. Ligand shareholders received new holdings of OmniAb earn-out shares. The market value of earn-out shares was $0 on the date of the spin-off. At March 31, 2026, for each holding of OmniAb earn-out shares the cost was $19,190 and the market value of each was $0, which represents 0% of net assets..
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust

AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Financials	$46,668,741	—	—	$46,668,741
Industrials	31,826,109	—	—	31,826,109
Health Care	24,870,740	—	$0	24,870,740
Energy	17,664,462	—	—	17,664,462
Real Estate	15,855,765	—	—	15,855,765
Information Technology	14,855,158	—	—	14,855,158
Consumer Discretionary	14,405,022	—	—	14,405,022
Utilities	10,116,174	—	—	10,116,174
Materials	9,231,415	—	—	9,231,415
Consumer Staples	6,245,192	—	—	6,245,192
Communication Services	4,373,621	—	—	4,373,621
Short-Term Investments
Joint Repurchase Agreements	—	$1,920,557	—	1,920,557
Repurchase Agreements	—	5,710,000	—	5,710,000
Total Investments in Securities	$196,112,399	$7,630,557	$0	$203,742,956

The Level 3 common stocks were received as a result of a corporate action. The security's value was determined by using significant unobservable inputs. For the current period ended March 31, 2026, the change in unrealized depreciation was $0.
For the period ended March 31, 2026, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.

AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$21,914,696	$1,920,557	$19,715,946	$21,636,503
The following table summarizes the securities received as collateral for securities lending at March 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.875%	04/15/26-02/15/56
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.